Average Annual Total Returns{- Fidelity Flex® Mid Cap Value Fund} - 01.31 Fidelity Flex Mid Cap Value Fund PRO-10 - Fidelity Flex® Mid Cap Value Fund	Fidelity Flex Mid Cap Value Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Mid Cap Value Fund-Default Return Before Taxes Since Inception		Fidelity Flex Mid Cap Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Mid Cap Value Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Mid Cap Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Mid Cap Value Fund-Default After Taxes on Distributions and Sales Since Inception		RS013 Past 1 year	RS013 Since Inception
Total	33.79%	13.06%	[1]	28.62%	11.27%	[1]	23.46%	9.94%	[1]	28.34%	10.98%	[1]

[1]	(a)From March 8, 2017